Research and Development incentives receivables - Current and non-current (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	€ 127,186	€ 111,624	€ 93,407
Current R&D incentives receivables	16,827	24,104	21,949
Total R&D incentives receivables	144,013	€ 135,728	€ 115,356
France
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	35,113
Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	€ 92,073